Segment and geographic information	12 Months Ended
Mar. 31, 2014
Segment and geographic information
Segment and geographic information

24. Segment and geographic information:

Operating segments—

Nomura’s operating management and management reporting are prepared based on the Retail, the Asset Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure.

The accounting policies for segment information materially follow U.S. GAAP, except for the impact of unrealized gains/losses on investments in equity securities held for operating purposes, which under U.S. GAAP are included in Income before income taxes, but excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “Other”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.

Business segments’ results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management. And, in accordance with the realignment in April 2012, certain prior period amounts have been reclassified to confirm with the current fiscal year presentation (Wholesale and “Other”).

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2012
Non-interest revenue	¥347,385	¥63,022	¥428,738	¥572,918	¥1,412,063
Net interest revenue	2,873	2,778	126,311	(11,973)	119,989

Net revenue	350,258	65,800	555,049	560,945	1,532,052
Non-interest expenses	287,128	45,281	592,701	525,792	1,450,902

Income (loss) before income taxes	¥63,130	¥20,519	¥(37,652)	¥35,153	¥81,150

Year ended March 31, 2013
Non-interest revenue	¥394,294	¥66,489	¥491,773	¥695,695	¥1,648,251
Net interest revenue	3,631	2,448	153,083	(31,467)	127,695

Net revenue	397,925	68,937	644,856	664,228	1,775,946
Non-interest expenses	297,297	47,768	573,199	657,637	1,575,901

Income (loss) before income taxes	¥100,628	¥21,169	¥71,657	¥6,591	¥200,045

Year ended March 31, 2014
Non-interest revenue	¥505,911	¥77,354	¥637,987	¥183,514	¥1,404,766
Net interest revenue	6,005	3,126	127,110	5,335	141,576

Net revenue	511,916	80,480	765,097	188,849	1,546,342
Non-interest expenses	319,915	53,373	653,299	168,869	1,195,456

Income (loss) before income taxes	¥192,001	¥27,107	¥111,798	¥19,980	¥350,886

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “Other” column.

The following table presents the major components of income (loss) before income taxes in “Other.”

	Millions of yen
	Year ended March 31
	2012	2013	2014
Net gain related to economic hedging transactions	¥8,372	¥989	¥17,403
Realized gain on investments in equity securities held for operating purposes	198	1,001	4,428
Equity in earnings of affiliates	10,613	14,401	28,571
Corporate items(1)(3)	(32,129)	17,652	(38,772)
Other(2)(3)	48,099	(27,452)	8,350

Total(3)	¥35,153	¥6,591	¥19,980

(1)	Includes the gain due to the business combination with NLB in Corporate items during the year ended March 31, 2012.
(2)	Includes the impact of Nomura’s own creditworthiness.
(3)	In accordance with the realignment in April 2012, certain prior period amounts of Wholesale and “Other” have been reclassified to conform to the current period presentation.

The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported Net revenue, Non-interest expenses and Income before income taxes in the consolidated statements of income.

	Millions of yen
	Year ended March 31
	2012	2013	2014
Net revenue	¥1,532,052	¥1,775,946	¥1,546,342
Unrealized gain (loss) on investments in equity securities held for operating purposes	3,807	37,685	10,728

Consolidated net revenue	¥1,535,859	¥1,813,631	¥1,557,070

Non-interest expenses	¥1,450,902	¥1,575,901	¥1,195,456
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,450,902	¥1,575,901	¥1,195,456

Income before income taxes	¥81,150	¥200,045	¥350,886
Unrealized gain (loss) on investments in equity securities held for operating purposes	3,807	37,685	10,728

Consolidated income before income taxes	¥84,957	¥237,730	¥361,614

Geographic information—

Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The tables below present a geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively. Net revenue and long-lived assets have been allocated based on transactions with external customers while income (loss) before income taxes has been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Year ended March 31
	2012	2013	2014
Net revenue(1):
Americas	¥143,350	¥208,962	¥262,684
Europe	195,826	172,761	232,735
Asia and Oceania	34,819	43,265	62,622

Subtotal	373,995	424,988	558,041
Japan	1,161,864	1,388,643	999,029

Consolidated	¥1,535,859	¥1,813,631	¥1,557,070

Income (loss) before income taxes:
Americas	¥(24,612)	¥25,730	¥29,472
Europe	(91,544)	(93,099)	(48,911)
Asia and Oceania	(12,937)	(12,063)	(5,247)

Subtotal	(129,093)	(79,432)	(24,686)
Japan	214,050	317,162	386,300

Consolidated	¥84,957	¥237,730	¥361,614

	March 31
	2012	2013	2014
Long-lived assets:
Americas	¥94,698	¥118,302	¥133,147
Europe	114,195	111,381	93,111
Asia and Oceania	23,892	20,471	16,163

Subtotal	232,785	250,154	242,421
Japan	973,711	294,002	281,780

Consolidated	¥1,206,496	¥544,156	¥524,201

(1)	There is no revenue derived from transactions with a single major external customer.